Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	Receptos, Inc.
Entity Central Index Key	0001463729
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer